DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 319	$ 341	$ 308
Depreciation, right-of-use assets	10	9
Depreciation and amortization of real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	249	283	264
Depreciation and amortization of non-real estate assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 70	$ 58	$ 44